Income Taxes - Schedule of Reconciliation of U.S Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	(21.00%)	(21.00%)
Research and development tax credits	(4.30%)	(3.10%)
State taxes, net of federal benefit	(7.80%)	(4.30%)
Stock-based compensation	1.40%	0.60%
Uncertain tax position reserves	0.80%	4.60%
Other	(0.30%)	0.30%
Change in deferred tax asset valuation allowance	31.20%	22.90%
Effective income tax rate	0.00%	0.00%